Income tax - Additional Information (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statements [Line Items]
Deferred tax asset, not recognized in profit (loss)	€ 36.1	€ 10.5
Betway Limited
Statements [Line Items]
Unused tax losses	€ 64.7	€ 42.2	€ 57.4